Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill by Reportable Segment
Changes in goodwill by reportable segment for fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit
Balance at March 31, 2022
Goodwill	¥12,425	¥16,359	¥99,938	¥49,655	¥5,015	¥10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	11,576	16,168	99,938	49,616	4,644	10,971
Acquired	3,529	0	119,767	4,028	0	0
Impairment	0	0	0	0	0	0
Other (net)*	0	0	(12,954)	4,524	0	0

Balance at March 31, 2023
Goodwill	15,954	16,359	206,751	58,207	5,015	10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	15,105	16,168	206,751	58,168	4,644	10,971
Acquired	0	0	4,241	0	0	0
Impairment	0	0	0	0	0	0
Other (net)*	(54)	0	(35,556)	6,840	(192)	(10,971)

Balance at March 31, 2024
Goodwill	15,900	16,359	175,436	65,047	4,823	0
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	15,051	16,168	175,436	65,008	4,452	0
Acquired	31	0	7,849	0	0	0
Impairment	0	0	(5,520)	0	0	0
Other (net)*	(1,699)	0	(10,623)	3,220	0	0

Balance at March 31, 2025
Goodwill	13,682	16,359	172,662	68,267	4,452	0
Accumulated impairment losses	(299)	(191)	(5,520)	(39)	0	0

	¥13,383	¥16,168	¥167,142	¥68,228	¥4,452	¥0

	Millions of yen
	Aircraft and Ships	ORIX USA	ORIX Europe	Asia and Australia	Corporate	Total
Balance at March 31, 2022
Goodwill	¥587	¥142,494	¥149,270	¥8,180	¥278	¥495,172
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	141,000	149,270	5,395	278	488,856
Acquired	0	0	0	0	0	127,324
Impairment	0	0	0	0	0	0
Other (net)*	0	10,582	9,318	33	0	11,503

Balance at March 31, 2023
Goodwill	587	153,076	158,588	8,213	278	633,999
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	151,582	158,588	5,428	278	627,683
Acquired	0	0	0	0	0	4,241
Impairment	0	0	0	0	0	0
Other (net)*	0	20,298	18,927	554	0	(154)

Balance at March 31, 2024
Goodwill	587	173,374	177,515	8,767	278	638,086
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	171,880	177,515	5,982	278	631,770
Acquired	1,201	0	0	0	0	9,081
Impairment	0	(1,175)	0	0	0	(6,695)
Other (net)*	0	(2,146)	(907)	(143)	0	(12,298)

Balance at March 31, 2025
Goodwill	1,788	169,734	176,608	8,624	278	632,454
Accumulated impairment losses	(587)	(1,175)	0	(2,785)	0	(10,596)

	¥1,201	¥168,559	¥176,608	¥5,839	¥278	¥621,858

*	Other (net) includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.

Other Intangible Assets
Other intangible assets at March 31, 2024 and 2025 consist of the following:

	Millions of yen
	2024	2025
Indefinite-lived intangible assets:
Trademarks and trade names	¥126,192	¥124,924
Asset management contracts	57,928	55,740
Others	3,156	11,657

	187,276	192,321

Intangible assets subject to amortization:
Software	142,049	150,479
Customer relationships	184,475	186,862
Asset management contracts	117,043	119,157
Others	165,130	152,925

	608,697	609,423
Accumulated amortization	(263,023)	(276,333)

Net	345,674	333,090

	¥532,950	¥525,411